Significant Accounting Policies (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2025 shares	Jun. 30, 2024 shares	Jun. 30, 2025 shares	Jun. 30, 2024 shares
Significant Accounting Policies [Line Items]
Restricted share units and warrants exercisable	3,308,333	2,041,671	3,308,333	2,041,671
Operating segment			1
Other Operating Segment [Member]
Significant Accounting Policies [Line Items]
Operating segment			1